FINANCIAL INSTRUMENTS (Fair Value and Carrying Value) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Non-derivatives:
Available-for-sale Securities	$ 110,802	$ 118,489
Not Designated as Hedging Instrument [Member]
Derivatives:
Swap Contracts, Short Term Payables, Fair Value Disclosure	26,000	2,200
Long term receivables, non-designated swap contracts	800	1,500
Long term payables, non-designated swap contracts	9,000	9,600
Carrying Value [Member]
Non-derivatives:
Available-for-sale Securities	110,802	118,489
Floating rate NOK bonds due 2017	17,482	65,445
Floating rate NOK bonds due 2019	90,764	87,801
Derivatives:
Swap contracts short term receivables fair value disclosure	79	110
Interest rate/ currency swap contracts – long-term receivables	4,652	6,042
Swap Contracts, Short Term Payables, Fair Value Disclosure	39,366	39,309
Interest rate/ currency swap contracts – long-term payables	55,709	61,456
Carrying Value [Member] | NOK500million senior unsecured floating rate bonds due 2020 [Member]
Non-derivatives:
Floating Rate NOK Bonds due 2020	59,871	0
Carrying Value [Member] | Senior Unsecured Convertible Bonds Due 2018 [Member]
Non-derivatives:
Unsecured convertible bonds	184,202	184,202
Carrying Value [Member] | Senior Unsecured Convertible Bonds due 2021 [Member]
Non-derivatives:
Unsecured convertible bonds	225,000	225,000
Fair Value [Member]
Non-derivatives:
Available-for-sale Securities	110,802	118,489
Floating rate NOK bonds due 2017	17,701	65,955
Floating rate NOK bonds due 2019	90,310	86,026
Derivatives:
Swap contracts short term receivables fair value disclosure	79	110
Interest rate/ currency swap contracts – long-term receivables	4,652	6,042
Swap Contracts, Short Term Payables, Fair Value Disclosure	39,366	39,309
Interest rate/ currency swap contracts – long-term payables	55,709	61,456
Fair Value [Member] | NOK500million senior unsecured floating rate bonds due 2020 [Member]
Non-derivatives:
Floating Rate NOK Bonds due 2020	59,871	0
Fair Value [Member] | Senior Unsecured Convertible Bonds Due 2018 [Member]
Non-derivatives:
Unsecured convertible bonds	192,924	201,206
Fair Value [Member] | Senior Unsecured Convertible Bonds due 2021 [Member]
Non-derivatives:
Unsecured convertible bonds	$ 217,717	$ 224,366